Property and Equipment, Net - Schedule of Impairment made for Property and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Balance	$ 3,159 [1]	$ 3,186	[1]
Impairment made during the period				3,183
Effect of exchange rate differences	(96)	(27)		3
Balance	$ 3,063	$ 3,159	[1]	$ 3,186	[1]

[1]	Accumulated impairment loss of property and equipment was US$3.2 million as of December 31, 2024 and 2023, which was recognized on certain property and equipment associated with vehicle manufacturing.